Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
At December 31, fixed assets consisted of the following:

	2014	2013

Vessels and vessel upgrades	$221,409,122	$211,458,792
Capitalized dry docking	5,963,331	4,716,844
	227,372,453	216,175,636
Accumulated depreciation and amortization	(22,682,586)	(21,579,365)
Vessels, vessel upgrades and capitalized dry docking, net	204,689,867	194,596,271

Land and building	2,541,085	2,541,085
Internal use software	268,313	268,313
Computers and equipment	846,910	306,953
	3,656,308	3,116,351
Accumulated depreciation	(678,562)	(558,733)
Other fixed assets, net	2,977,746	2,557,618

Total fixed assets, net	$207,667,613	$197,153,889

Property Plant and Equipment Schedule of Significant Acquisitions [Table Text Block]
At March 31, 2015, the Company’s operating fleet consisted of 14 dry bulk vessels. The carrying amount of these vessels is as follows:

	March 31,	December 31,
Vessel	2015	2014
	(unaudited)
m/v BULK PANGAEA	$20,773,226	$21,176,498
m/v BULK DISCOVERY (1)	-	3,741,375
m/v BULK PATRIOT	14,675,731	14,988,585
m/v BULK JULIANA	13,819,455	14,023,118
m/v NORDIC ODYSSEY	28,832,203	29,125,309
m/v NORDIC ORION	29,342,470	29,627,397
m/v BULK TRIDENT	16,247,252	16,430,154
m/v BULK BEOTHUK	13,084,563	13,228,238
m/v BULK NEWPORT	14,577,725	14,733,879
m/v NORDIC BARENTS	6,845,904	7,000,000
m/v NORDIC BOTHNIA	6,842,602	7,000,000
m/v NORDIC OSHIMA	33,428,350	33,615,314
m/v NORDIC OLYMPIC (2)	33,692,140	-
m/v NORDIC ODIN (2)	33,873,832	-
	266,035,453	204,689,867
Other fixed assets, net	2,928,459	2,977,746
Total fixed assets, net	$268,963,912	$207,667,613

(1)	The Company committed to selling the m/v Bulk Discovery in January 2015, therefore, the net carrying value is included in current assets as vessels held for sale.
(2)	The m/v Nordic Olympic was delivered to the Company on February 6, 2015 and the m/v Nordic Odin was delivered to the Company on February 13, 2015.

The net carrying value of the Company’s fleet consists of the following:

	December 31,
Vessel	2014	2013

m/v BULK PANGAEA	$21,176,498	$20,879,837
m/v BULK DISCOVERY	3,741,375	13,583,813
m/v BULK CAJUN(1)	-	6,566,227
m/v BULK PATRIOT	14,988,585	13,573,298
m/v BULK JULIANA	14,023,118	14,614,596
m/v NORDIC ODYSSEY	29,125,309	30,252,396
m/v NORDIC ORION	29,627,397	30,449,503
m/v BULK TRIDENT	16,430,154	16,273,240
m/v BULK BEOTHUK	13,228,238	13,732,350
m/v BULK NEWPORT	14,733,879	15,339,224
m/v BULK PROVIDENCE(2)	-	10,114,377
m/v BULK LIBERTY(2)	-	9,217,410
m/v NORDIC BOTHNIA	7,000,000	-
m/v NORDIC BARENTS	7,000,000	-
m/v NORDIC OSHIMA	33,615,314	-
	204,689,867	194,596,271

(1)	The Company entered into an agreement to sell the m/v BULK CAJUN on January 29, 2015. Accordingly, the vessel was reclassified as held for sale at December 31, 2014
(2)	The Company sold the m/v Bulk Providence on May 27, 2014 and the m/v Bulk Liberty on July 4, 2014.